Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Aug. 31, 2021	Aug. 04, 2021
Business Acquisition, Common Stock Issued	77,264,139	77,180,429
Naviera Ultranav Limitada [Member]
Holding percentage of share	27.50%
Naviera Ultranav Limitada [Member]
Business Acquisition, Percentage of Voting Interests Acquired			27.50%
Common Stock [Member] | Naviera Ultranav Limitada [Member]
Business Acquisition, Common Stock Issued			21,202,671
Ultranav Business Support ApS [Member]
Related Party, Service Cost				$ 173,659